MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MAINLAND CHINA CONTRIBUTION PLAN
Total provisions for employee benefits	$ 9,844	$ 11,218	$ 15,061